UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

FS Chiron Capital Allocation Fund

Semi-Annual Report	APRIL 30, 2024

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at https://www.sec.gov

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024

(Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value (000)
Common Stock	68.6%	$311,143
Corporate Obligations	6.3	28,683
Asset-Backed Security	3.1	13,859
U.S. Treasury Obligation	9.1	41,167

Total Investments	87.1	394,852
Total Other Assets and Liabilities	12.9	58,620

Net Assets	100.0%	$453,472

*Percentages based on Net Assets.

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $453,472 (000))
COMMON STOCK — 68.6%

	Shares	Fair Value (000)
AUSTRALIA — 1.8%
Glencore	1,371,416	$8,015

BELGIUM — 4.3%
Anheuser-Busch InBev	326,445	19,565

BRAZIL — 1.9%
Banco do Brasil	1,395,400	7,387
MercadoLibre*	836	1,220

		8,607

CANADA — 1.3%
Barrick Gold	347,147	5,776

CHINA — 5.7%
ANTA Sports Products	252,000	2,890
PDD Holdings ADR*	26,673	3,339
Sinotruk Hong Kong	4,079,000	10,199
Tencent Holdings	210,700	9,351

		25,779

DENMARK — 2.4%
Novo Nordisk, Cl B	83,739	10,815

GERMANY — 4.5%
Deutsche Telekom	429,994	9,862
SAP	18,880	3,419

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
GERMANY — (continued)
Siemens	37,571	$7,053

		20,334

JAPAN — 4.1%
Advantest	15,900	504
ANA Holdings	22,400	426
BIPROGY	18,000	525
Central Japan Railway	20,000	459
Credit Saison	29,700	551
ENEOS Holdings	123,400	572
Hitachi	13,500	1,251
Idemitsu Kosan	104,400	711
Inpex	32,600	494
Japan Post Holdings	53,700	514
KDDI	14,800	413
Kotobuki Spirits	28,400	294
Kyowa Kirin	26,200	440
NH Foods	15,300	503
Nippon Steel	20,000	449
Nippon Telegraph & Telephone	383,900	416
Oji Holdings	108,400	425
Olympus	34,500	481
Ono Pharmaceutical	24,200	349
Recruit Holdings	77,900	3,409
Sankyo	50,500	550
Seibu Holdings	48,000	748
Shionogi	10,300	482
SoftBank	40,100	486
Sojitz	20,800	535
Square Enix Holdings	13,200	479
Takashimaya	32,300	458
Takeda Pharmaceutical	14,800	390
Tokyo Gas	18,800	422
Tsumura	24,400	588
Zenkoku Hosho	13,700	482

		18,806

NETHERLANDS — 1.6%
Adyen*	3,041	3,668

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
NETHERLANDS — (continued)
ASML Holding	3,953	$3,513

		7,181

SOUTH KOREA — 0.9%
BNK Financial Group	5,858	35
DB Insurance	1,287	91
HD Hyundai	1,414	69
Hyosung Advanced Materials	83	22
Hyundai Marine & Fire Insurance	1,630	37
KEPCO Engineering & Construction	679	32
Korean Air Lines	6,526	99
KT	4,437	111
Samsung Biologics*	1,302	736
SK Hynix	22,030	2,777

		4,009

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	44,573	6,122

UNITED KINGDOM — 1.7%
AstraZeneca	43,594	6,570
Centrica	766,107	1,225

		7,795

UNITED STATES — 37.1%
Alphabet, Cl C*	18,355	3,022
Amazon.com*	70,251	12,294
Apple	7,108	1,211
Bank of America	137,362	5,084
Broadcom	4,968	6,460
Cadence Design Systems*	8,372	2,307
Citigroup	92,120	5,650
Constellation Brands, Cl A	28,521	7,229
Datadog, Cl A*	18,454	2,316
Elevance Health	21,662	11,450
Energy Transfer	495,639	7,796
Estee Lauder, Cl A	8,234	1,208
Freeport-McMoRan	147,743	7,378
GSK	58,629	1,226
Intercontinental Exchange	17,866	2,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
International Business Machines	11,095	$1,844
Intuitive Surgical*	18,924	7,013
JPMorgan Chase	39,937	7,657
Linde	2,588	1,141
Mastercard, Cl A	14,199	6,407
Medtronic	68,149	5,468
Merck	28,260	3,652
Meta Platforms, Cl A	11,343	4,879
Microsoft	30,088	11,714
Netflix*	6,213	3,421
Newmont	160,373	6,518
NVIDIA	8,872	7,666
Oracle	29,228	3,325
Philip Morris International	47,120	4,473
ServiceNow*	10,088	6,994
Shell	163,113	5,873
Uber Technologies*	50,741	3,363

		168,339

TOTAL COMMON STOCK (Cost $282,134) (000)		311,143

CORPORATE OBLIGATIONS — 6.3%

	Face Amount (000)
MEXICO — 0.3%
Southern Copper
3.875%, 04/23/25	$1,600	1,569

UNITED STATES — 6.0%
American Tower
Callable 08/17/26 @ $100.000
1.450%, 09/15/26	2,600	2,363
Broadcom
Callable 07/15/26 @ $100.000
3.459%, 09/15/26	2,400	2,293
Cheniere Energy
Callable 05/10/24 @ $102.313
4.625%, 10/15/28	2,500	2,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Flex
Callable 01/01/26 @ $100.000 3.750%, 02/01/26	$1,700	$1,639
IQVIA
Callable 05/30/24 @ $100.833 5.000%, 10/15/26(A)	3,100	3,032
Las Vegas Sands
Callable 07/08/24 @ $100.000 3.200%, 08/08/24	2,300	2,278
MGM Resorts International
Callable 05/30/24 @ $100.000 6.750%, 05/01/25	2,200	2,197
MPLX
Callable 11/15/24 @ $100.000 4.000%, 02/15/25	1,600	1,575
PRA Health Sciences
Callable 07/15/24 @ $100.719 2.875%, 07/15/26(A)	2,500	2,333
Regal Rexnord
6.050%, 02/15/26(A)	1,600	1,600
Scotts Miracle-Gro
Callable 08/03/26 @ $102.188 4.375%, 02/01/32	2,900	2,441
TripAdvisor
Callable 05/10/24 @ $101.750 7.000%, 07/15/25(A)	650	650
Uber Technologies
Callable 11/01/24 @ $100.000 8.000%, 11/01/26(A)	2,300	2,323

		27,114

TOTAL CORPORATE OBLIGATIONS (Cost $28,780) (000)		28,683

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

ASSET-BACKED SECURITY — 3.1%

	Face Amount (000)	Fair Value (000)
UNITED STATES — 3.1%
Jonah Energy, Ser 2022-1, Cl A1
7.200%, 12/10/37(A)	$14,020	$13,859

Total Asset-Backed Security
(Cost $13,839) (000)		13,859

U.S. TREASURY OBLIGATION — 9.1%

U.S. Treasury Bill
5.322%, 05/23/24(B)	41,300	41,167

TOTAL U.S. TREASURY OBLIGATION
(Cost $41,167) (000)		41,167

TOTAL INVESTMENTS — 87.1%
(Cost $365,920) (000)		$394,852

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2024, the value of these securities amounted $23,797 (000) and represented 5.2% of net assets.

(B)	The rate reported on the Consolidated Schedule of Investments is the effective yield at the time of purchase.

Open futures contracts held by the Fund at April 30, 2024 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation)(000)
Long Contracts
Euro-Bund 10-Year Bond	50	Jun-2024	$7,106	$6,941	$(136)
Gold†	99	Jun-2024	22,385	22,799	414
Long Gilt 10-Year Bond	118	Jun-2024	14,600	14,122	(333)
Silver†	89	Jul-2024	12,189	11,861	(328)

			$56,280	$55,723	$(383)

† Security, or a portion thereof, is held by the Chiron Capital Allocation Fund Ltd., as of April 30, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

Open OTC swap agreements held by the Fund at April 30, 2024 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	**GSCHCNCD INDEX	SOFR +1.20%	Total Return	N/A	03/14/27	USD	5,371	$(5)	$–	$(5)
Goldman Sachs	**GSCHLAT2 INDEX	SOFR +0.85%	Total Return	N/A	10/21/25	USD	12,558	(798)	–	(798)
Goldman Sachs	**GSCHREHO INDEX	Total Return	SOFR -0.27%	N/A	02/10/27	USD	2,606	63	–	63

							20,535	$(740)	$–	$(740)

^  Notional amounts for OTC swaps are listed in their local currency.

** The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at April 30, 2024.

**GSCHCNCD INDEX: Basket of stocks that have exposure to the China and Hong Kong markets and have strong capital return potential

	Top Underlying Components	Notional	Percentage of Notional

Equity	Pop Mart International Group Ltd	$ 87,234	1.62%

	Hangzhou Tigermed Consulting Co Ltd	79,499	1.48

	Kingboard Laminates Holdings Ltd	79,493	1.48

	C&D International Investment Group Ltd	76,328	1.42

	Yutong Bus CO Ltd	75,769	1.41

	Hansoh Pharmaceutical Group Co Ltd	71,799	1.34

	Meituan	71,447	1.33

	3SBio Inc	70,817	1.32

	China Resources Mixc Lifestyle Services Ltd	70,519	1.31

	Longfor Group Holdings Ltd	70,305	1.31

	Contemporary Amperex Technology Co Ltd	70,096	1.31

	Kingsoft Corp Ltd	68,803	1.28

	ANTA Sports Products Ltd	68,645	1.28

	AAC Technologies Holdings Inc	68,265	1.27

	China Literature Ltd	68,138	1.27

	Tencent Music Entertainment Group	67,531	1.26

	Yadea Group Holdings Ltd	67,187	1.25

	COSCO SHIPPING Holdings Co Ltd	66,980	1.25

	KE Holdings Inc	66,956	1.25

	Hang Zhou Great Star Industrial Co Ltd	66,253	1.23

	Kanzhun Ltd	64,941	1.21

	China Feihe Ltd	64,390	1.20

	Dong-E-E-Jiao Co Ltd	64,044	1.19

	COSCO SHIPPING Holdings Co Ltd	62,502	1.16

	Bosideng International Holdings Ltd	62,308	1.16

	Chaozhou Three-Circle Group Co Ltd	62,108	1.16

	TravelSky Technology Ltd	62,004	1.15

	China Everbright Environment Group Ltd	61,915	1.15

	Henan Shenhuo Coal Industry & Electricity Power Co Ltd	61,095	1.14

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

**GSCHCNCD INDEX: Basket of stocks that have exposure to the China and Hong Kong markets and have strong capital return potential

	Top Underlying Components	Notional	Percentage of Notional

Equity	Youngor Fashion Co Ltd	$ 61,092	1.14%

	Jiangsu Yuyue Medical Equipment & Supply Co Ltd	61,022	1.14

	China Merchants Port Holdings Co Ltd	61,007	1.14

	Shenergy Co Ltd	60,892	1.13

	Hubei Jumpcan Pharmaceutical Co Ltd	60,819	1.13

	Hebei Yangyuan Zhihui Beverage Co Ltd	60,653	1.13

	Zhejiang Longsheng Group Co Ltd	60,472	1.13

	Tongcheng Travel Holdings Ltd	60,463	1.13

	Shenzhen SC New Energy Technology Corp	60,134	1.12

	Shanghai Jinjiang International Hotels Co Ltd	59,890	1.12

	Hong Kong Exchanges & Clearing Ltd	59,877	1.11

	Heilongjiang Agriculture Co Ltd	59,627	1.11

	Joincare Pharmaceutical Group Industry Co Ltd	58,666	1.09

	Alibaba Group Holding Ltd	58,617	1.09

	HLA Group Corp Ltd	58,465	1.09

	China Shenhua Energy Co Ltd	58,199	1.08

	Livzon Pharmaceutical Group Inc	57,645	1.07

	Yunnan Yuntianhua Co Ltd	57,541	1.07

	Hangzhou Binjiang Real Estate Group Co Ltd	56,996	1.06

	Gree Electric Appliances Inc of Zhuhai	56,982	1.06

	Spring Airlines Co Ltd	56,869	1.06

	Huaibei Mining Holdings Co Ltd	56,441	1.05

	GRG Banking Equipment Co Ltd	56,045	1.04

	Sinomine Resource Group Co Ltd	55,903	1.04

	CNPC Capital Co Ltd	55,668	1.04

	Autohome Inc	55,430	1.03

	Qinghai Salt Lake Industry Co Ltd	55,357	1.03

	China Film Co Ltd	55,335	1.03

	China CSSC Holdings Ltd	55,026	1.02

	China Shenhua Energy Co Ltd	55,025	1.02

	Beijing Tongrentang Co Ltd	54,740	1.02

	Hengdian Group DMEGC Magnetics Co Ltd	54,666	1.02

	Chongqing Changan Automobile Co Ltd	54,640	1.02

	Hainan Airlines Holding Co Ltd	54,584	1.02

	China Tourism Group Duty Free Corp Ltd	53,734	1.00

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	Embraer S.A.	$ 713,275	5.68%

	BRF S.A.	590,885	4.71

	Latam Airlines Group S.A.	551,707	4.39

	Marfrig Global Foods S.A.	538,571	4.29

	Caixa Seguridade Participacoes S.A.	537,650	4.28

	GCC S.A.B de CV	532,046	4.24

	WEG S.A.	530,318	4.22

	Cemex S.A.B de CV	511,428	4.07

	Grupo Comercial Chedraui S.A. de CV	508,863	4.05

	Alfa S.A.B de CV	483,505	3.85

	Raia Drogasil S.A.	483,285	3.85

	TIM S.A./Brazil	482,445	3.84

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

**GSCHLAT2 INDEX: Long basket of attractive Latin America stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	Kimberly-Clark de Mexico S.A.B de CV	$ 472,355	3.76%

	Promotora y Operadora de Infraestructura S.A.B de CV	471,513	3.75

	Banco S.A.ntander Chile	460,927	3.67

	Sendas Distribuidora S.A.	452,054	3.60

	Banco do Brasil S.A.	446,636	3.56

	Odontoprev S.A.	445,099	3.54

	Bradespar S.A.	443,959	3.54

	Grupo Financiero Inbursa S.A.B de CV	440,788	3.51

	Auren Energia S.A.	431,358	3.43

	Itau Unibanco Holding S.A.	424,510	3.38

	Rumo S.A.	420,917	3.35

	Ultrapar Participacoes S.A.	412,232	3.28

	CSN Mineracao S.A.	390,923	3.11

	Cia Siderurgica Nacional S.A.	380,920	3.03

**GSCHREHO INDEX: Basket of stocks with short exposure to the housing market through financial and real estate stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	Robinhood Markets Inc	$ (34,411)	1.32%

	Heartland Financial USA Inc	(28,474)	1.09

	Trustmark Corp	(24,913)	0.96

	BOK Financial Corp	(24,652)	0.95

	M&T Bank Corp	(24,630)	0.95

	Huntington Bancshares Inc	(24,490)	0.94

	Fulton Financial Corp	(24,461)	0.94

	Cadence Bank	(24,363)	0.94

	Citizens Financial Group Inc	(24,354)	0.93

	First Horizon Corp	(24,307)	0.93

	Hancock Whitney Corp	(24,294)	0.93

	East West Bancorp Inc	(24,271)	0.93

	Regions Financial Corp	(24,269)	0.93

	Bank OZK	(24,080)	0.92

	Markel Group Inc	(23,834)	0.91

	Jones Lang LaSalle Inc	(23,810)	0.91

	Associated Banc-Corp	(23,781)	0.91

	Byline Bancorp Inc	(23,750)	0.91

	Northern Trust Corp	(23,732)	0.91

	Community Trust Bancorp Inc	(23,686)	0.91

	Zions Bancorp NA	(23,618)	0.91

	Univest Financial Corp	(23,577)	0.90

	Old National Bancorp	(23,500)	0.90

	BankUnited Inc	(23,453)	0.90

	Peoples Bancorp Inc	(23,403)	0.90

	NBT Bancorp Inc	(23,351)	0.90

	FNB Corp/PA	(23,341)	0.90

	Truist Financial Corp	(23,320)	0.90

	Independent Bank Corp	(23,264)	0.89

	Nicolet Bankshares Inc	(23,216)	0.89
	Home BancShares Inc	(23,099)	0.89

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

**GSCHREHO INDEX: Basket of stocks with short exposure to the housing market through financial and real estate stocks

	Top Underlying Components	Notional	Percentage of Notional

Equity	FB Financial Corp	$ (22,948)	0.88%

	WSFS Financial Corp	(22,914)	0.88

	Old Second Bancorp Inc	(22,907)	0.88

	First Interstate BancSystem Inc	(22,881)	0.88

	TriCo Bancshares	(22,872)	0.88

	Great Southern Bancorp Inc	(22,838)	0.88

	Synovus Financial Corp	(22,811)	0.88

	Ameris Bancorp	(22,794)	0.87

	Columbia Banking System Inc	(22,767)	0.87

	First Financial Bancorp	(22,742)	0.87

	Principal Financial Group Inc	(22,715)	0.87

	First Hawaiian Inc	(22,705)	0.87

	Hanmi Financial Corp	(22,629)	0.87

	UMB Financial Corp	(22,539)	0.87

	OFG Bancorp	(22,536)	0.86

	First Merchants Corp	(22,461)	0.86

	1st Source Corp	(22,444)	0.86

	Prosperity Bancshares Inc	(22,344)	0.86

	Origin Bancorp Inc	(22,327)	0.86

ADR — American Depositary Receipt

Cl — Class

N/A — Not Applicable

Ser — Series

USD — U.S. Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$8,015	$—	$—	$8,015
Belgium	19,565	—	—	19,565
Brazil	8,607	—	—	8,607
Canada	5,776	—	—	5,776
China	25,779	—	—	25,779
Denmark	10,815	—	—	10,815
Germany	20,334	—	—	20,334
Japan	18,806	—	—	18,806
Netherlands	7,181	—	—	7,181
South Korea	4,009	—	—	4,009
Taiwan	6,122	—	—	6,122
United Kingdom	7,795	—	—	7,795
United States	168,339	—	—	168,339

Total Common Stock	311,143	—	—	311,143

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Corporate Obligations	$—	$28,683	$—	$28,683

Asset-Backed Security	—	13,859	—	13,859

U.S. Treasury Obligation	—	41,167	—	41,167

Total Investments in Securities	$311,143	$83,709	$—	$394,852

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts*
Unrealized Appreciation	$414	$—	$—	$414
Unrealized Depreciation	(797)	—	—	(797)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	63	—	63
Unrealized Depreciation	—	(803)	—	(803)

Total Other Financial Instruments	$(383)	$(740)	$—	$(1,123)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

At April 30, 2024, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Information Technology	16.3%

Health Care	14.0%

U.S. Treasury Obligation	10.4%

Financials	10.0%

Materials	8.5%

Energy	8.5%

Consumer Staples	8.5%

Communication Services	8.5%

Industrials	8.0%

Consumer Discretionary	6.3%

Real Estate	0.6%

Utilities	0.4%

100.0%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)

Assets:

Investments, at Fair Value (Cost $365,920)	$ 394,852

Foreign Currency, at Fair Value (Cost $634)	622

OTC Swap Contracts, at Fair Value (Premiums Paid $–)	63

Cash	57,138

Cash Pledged as Collateral for Futures Contracts	3,153

Dividend and Interest Receivable	1,705

Receivable for Capital Shares Sold	1,533

Cash Pledged as Collateral for Swap Contracts	740

Reclaim Receivable	513

Variation Margin Receivable for Futures Contracts	1

Prepaid Expenses	38

Total Assets	460,358

Liabilities:

Payable for Capital Shares Redeemed	$ 4,274

Variation Margin Payable for Centrally Cleared Swap Contracts	897

OTC Swap Contracts, at Fair Value (Premiums Received $–)	803

Payable Due to Adviser	370

Variation Margin Payable for Futures Contracts	200

Payable Due to Administrator	28

Chief Compliance Officer Fees Payable	3

Distribution Fees Payable (Class C)	98

Distribution Fees Payable (Class A)	6

Other Accrued Expenses and Other Payables	207

Total Liabilities	6,886

Net Assets	$ 453,472

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES ($ Thousands) (1)

Net Assets Consist of:

Paid-in Capital	$629,538

Total Accumulated Loss	(176,066)

Net Assets	$453,472

Class I Shares:

Net Assets	$446,779

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	33,717

Net Asset Value, Offering and Redemption Price Per Share	$13.25	‡

Class A Shares:

Net Assets	$1,143

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	86

Net Asset Value, Offering and Redemption Price Per Share	$13.25	‡

Maximum Offering Price Per Share ($13.25/95.00%)	13.95

Class C Shares:(2)

Net Assets	$5,550

Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	420

Net Asset Value, Offering and Redemption Price Per Share	$13.21	‡

(1)	Class A Shares purchases of $1,000 (000) or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.
(2)	Class C Shares may be subject to a 1.00% CDSC if redeemed within 12 months of purchase.
‡	Net Assets divided by shares do not calculate to the stated NAV due to Net Assets and shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

FOR THE PERIOD ENDED

APRIL 30, 2024 (Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS ($ Thousands)

Investment Income:

Dividends	$3,474

Interest	4,964

Less: Foreign Taxes Withheld	(27)

Total Investment Income	8,411

Expenses:

Investment Advisory Fees	2,506

Administration Fees	186

Distribution Fees (Class A)	2

Distribution Fees (Class C)	28

Trustees’ Fees	12

Chief Compliance Officer Fees	5

Transfer Agent Fees	243

Professional Fees	48

Printing Fees	32

Registration and Filing Fees	28

Custodian Fees	20

Pricing Fees	3

Other Expenses	17

Total Expenses	3,130

Net Investment Income	5,281

Net Realized Gain (Loss) on:

Investments	20,048

Futures Contracts	(179)

Swap Contracts	(4,730)

Foreign Currency Transactions	(190)

Net Realized Gain	14,949

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	37,456

Futures Contracts	222

Swap Contracts	(1,137)

Foreign Currency Translation	(4)

Net Change in Unrealized Appreciation	36,537

Net Realized and Unrealized Gain on Investments	51,486

Net Increase in Net Assets Resulting from Operations	$56,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
Operations:

Net Investment Income	$5,281	$17,455

Net Realized Gain/(Loss)	14,949	(2,035)

Net Change in Unrealized Appreciation/(Depreciation)	36,537	(9,623)

Net Increase in Net Assets Resulting from Operations	56,767	5,797

Distributions:

Class I Shares	(5,178)	(17,182)

Class A Shares	(14)	(90)

Class C Shares	(29)	(60)

Return of Capital:

Class I Shares	–	(575)

Class A Shares	–	(4)

Class C Shares	–	(5)

Total Distributions	(5,221)	(17,916)

Capital Share Transactions:

Class I Shares

Issued	31,970	133,126

Reinvestment of Dividends	4,526	15,794

Redeemed	(217,049)	(370,809)

Net Decrease in Net Assets from Class I Share Transactions	(180,553)	(221,889)

Class A Shares

Issued	1	313

Reinvestment of Dividends	10	77

Redeemed	(2,775)	(1,663)

Net Decrease in Net Assets from Class A Share Transactions	(2,764)	(1,273)

Class C Shares

Issued	257	1,198

Reinvestment of Dividends	29	65

Redeemed	(957)	(2,695)

Net Decrease in Net Assets from Class C Share Transactions	(671)	(1,432)

Net Decrease in Net Assets from Capital Share Transactions	(183,988)	(224,594)

Total Decrease in Net Assets	(132,442)	(236,713)

Net Assets:

Beginning of Year/Period	585,914	822,627

End of Year/Period	$453,472	$585,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023

Share Transactions:

Class I Shares

Issued	2,443	10,151

Reinvestment of Distributions	346	1,248

Redeemed	(16,703)	(28,914)

Net Decrease in Shares Outstanding from Share Transactions	(13,914)	(17,515)

Share Transactions:

Class A Shares

Issued	–	24

Reinvestment of Distributions	1	6

Redeemed	(219)	(132)

Net Decrease in Shares Outstanding from Share Transactions	(218)	(102)

Share Transactions:

Class C Shares

Issued	20	92

Reinvestment of Distributions	2	5

Redeemed	(75)	(209)

Net Decrease in Shares Outstanding from Share Transactions	(53)	(112)

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year/Period

							Class I Shares

	Six Months
	Ended April		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	30, 2024		October 31,	October 31,	October 31,		October 31,		October 31,
	(Unaudited)		2023	2022	2021		2020		2019
Net Asset Value, Beginning of Year/Period	$12.10		$12.44	$16.56	$12.36		$11.63		$ 11.40

Income from Investment Operations:

Net Investment Income**	0.13		0.30	0.25	(0.00	)^^	0.13		0.15

Net Realized and Unrealized Gain (Loss)	1.15		(0.33)	(3.62)	4.22		0.68	‡‡	0.23

Total from Investment Operations	1.28		(0.03)	(3.37)	4.22		0.81		0.38

Dividends and Distributions:

Net Investment Income	(0.13)		(0.30)	(0.20)	(0.02)		(0.08)		(0.13)

Return of Capital	–		(0.01)	–	–		–		(0.02)

Capital Gains	–		–	(0.55)	–		–		–

Total Dividends and Distributions	(0.13)		(0.31)	(0.75)	(0.02)		(0.08)		(0.15)

Net Asset Value, End of Year/Period	$13.25		$12.10	$12.44	$16.56		$12.36		$ 11.63

Total Return‡	10.62%	†	(0.29)%	(21.23)%	34.14%		7.10%		3.36%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$446,779		$576,522	$810,364	$1,248,242		$539,694		$1,380,256

Ratio of Expenses to Average Net Assets	1.18%	††	1.18%	1.17%	1.15%		1.13%		1.10%

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.18%	††	1.18%	1.17%	1.15%		1.13%		1.10%

Ratio of Net Investment Income (Loss) to Average Net Assets	2.01%	††	2.29%	1.79%	(0.01)%		1.18%		1.31%

Portfolio Turnover Rate	98%	†	380%	489%	311%		202%		161%

**	Per share calculations were performed using average shares for the period.

^^	Includes return of capital of less than $(0.01) per share.

‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

‡‡

The amount shown for the year ended October 31, 2020, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

				Class A Shares

	Six Months				Period
	Ended April		Year Ended	Year Ended	Ended
	30, 2024		October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021*
Net Asset Value, Beginning of Year/Period	$12.10		$12.42	$16.56	$16.47

Income from Investment Operations:

Net Investment Income (Loss)**	0.11		0.27	0.18	(0.04)

Net Realized and Unrealized Gain (Loss)	1.16		(0.33)	(3.59)	0.13

Total from Investment Operations	1.27		(0.06)	(3.41)	0.09

Dividends and Distributions:

Net Investment Income	(0.12)		(0.26)	(0.18)	–

Return of Capital	–		(0.00)^	–	–

Capital Gains	–		–	(0.55)	–

Total Dividends and Distributions	(0.12)		(0.26)	(0.73)	–

Net Asset Value, End of Year/Period	$13.25		$12.10	$12.42	$16.56

Total Return‡	10.47%	†	(0.51)%	(21.46)%	0.55%†

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$1,143		$3,684	$5,039	$2,721

Ratio of Expenses to Average Net Assets	1.42%	††	1.43%	1.43%	1.55%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.42%	††	1.43%	1.43%	1.55%††

Ratio of Net Investment Income (Loss) to Average Net Assets	1.70%	††	2.05%	1.26%	(0.83)%††

Portfolio Turnover Rate	98%	†	380%	489%	311%†

*	Commenced operations on July 16, 2021.

**	Per share calculations were performed using average shares for the period.

^	Value is less than $(0.01) per share.

‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

				Class C Shares

	Six Months				Period
	Ended April		Year Ended	Year Ended	Ended
	30, 2024		October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021*
Net Asset Value, Beginning of Year/Period	$12.06		$12.34	$16.52	$16.47

Income from Investment Operations:

Net Investment Income (Loss)**	0.07		0.17	0.05	(0.06)

Net Realized and Unrealized Gain (Loss)	1.15		(0.32)	(3.56)	0.11

Total from Investment Operations	1.22		(0.15)	(3.51)	0.05

Dividends and Distributions:

Net Investment Income	(0.07)		(0.13)	(0.12)	–

Return of Capital	–		(0.00)^	–	–

Capital Gains	–		–	(0.55)	–

Total Dividends and Distributions	(0.07)		(0.13)	(0.67)	–

Net Asset Value, End of Year/Period	$13.21		$12.06	$12.34	$16.52

Total Return‡	10.11%†		(1.24)%	(22.05)%	0.30%†

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$5,550		$5,708	$7,224	$3,340

Ratio of Expenses to Average Net Assets	2.18%	††	2.18%	2.18%	2.28%††

Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.18%	††	2.18%	2.18%	2.28%††

Ratio of Net Investment Income (Loss) to Average Net Assets	1.02%	††	1.29%	0.33%	(1.28)%††

Portfolio Turnover Rate	98%	†	380%	489%	311%†

*	Commenced operations on July 16, 2021.

**	Per share calculations were performed using average shares for the period.

^	Value is less than $(0.01) per share.

‡

Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares, assumes reinvestments of dividends, and does not reflect the applicable sales charges, if applicable.

†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the FS Chiron Capital Allocation Fund (the “Fund”). The investment objective of the FS Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The Fund is classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The FS Chiron Capital Allocation Fund commenced operations on November 30, 2015.

As of April 30, 2024, the Fund had one wholly-owned subsidiary, Chiron Capital Allocation Fund Ltd. (hereinafter, the “Subsidiary”), which Subsidiary commenced operations on November 20, 2023, and through which Subsidiary the Fund may gain exposure to commodities. The consolidated financial statements include both the Fund’s accounts and the accounts of the Subsidiary. All intercompany balances have been eliminated in consolidation.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

at that time), or, if there is no such reported sale on the valuation date, at the most independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices determined by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2024 , the Fund did not have any unrecognized tax benefits or liabilities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended April 30, 2024 the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Consolidated Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2024.

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2024. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

Finally, the risk exists that losses could exceed amounts disclosed on the Consolidated Statement of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and credit default swaps. To the extent consistent with its investment objective and strategies, the Fund may use swap contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

The Fund may use credit default swaps to reduce risk where the Fund have exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Consolidated Statement of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument – which may be a single asset, a pool of assets or an index of assets – during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

Periodic payments made or received are recorded as realized gains or losses. At year end, the Consolidated Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at year end, if any, are listed on the Consolidated Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the custodian. As of April 30, 2024, the Fund has entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2024, the Fund’s swap agreements were with one counterparty.

Options Written/Purchased — The Fund may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Fund may use options for tactical hedging purposes as well as to enhance the Fund’s returns. Additionally, the Fund may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Consolidated Statement of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the year.

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CAPITAL ALLOCATION FUND

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The fair value of derivative instruments as of April 30, 2024, is as follows ($ Thousands):

Asset Derivatives				Liability Derivatives

Consolidated Statement of Assets and Liabilities Location		Fair Value		Consolidated Statement of Assets and Liabilities Location		Fair Value

Interest Rate contracts	Net Assets – Unrealized appreciation on Future Contracts	$ –	†	Interest Rate contracts	Net Assets – Unrealized depreciation on Future Contracts	$469	†

Equity contracts	Net Assets – Unrealized appreciation on Swap Contracts	63	*	Equity contracts	Net Assets – Unrealized depreciation on Swap Contracts	803	*

Commodity contracts	Net Assets – Unrealized appreciation on Future Contracts	414	†	Commodity contracts	Net Assets – Unrealized depreciation on Future Contracts	328	†

Total		$ 477				$1,600

† Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments.

* Includes cumulative appreciation (depreciation) of swap contracts as reported in the Consolidated Schedule of Investments.

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2024, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income ($ Thousands):

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total

Interest Rates	$(1,001)	$—	$—	$ `—	$—	$(1,001)

Foreign exchange contracts	(165)	—	—	—	—	(165)

Credit contracts	—	—	(2,445)	—	—	(2,445)

Equity contracts	(1,027)	—	(2,285)	—	—	(3,312)

Commodity contracts	2,014	—	—	—	—	2,014
Total	$(179)	$—	$(4,730)	$—	$—	$(4,909)
Change in unrealized appreciation/(depreciation) on derivatives recognized in income ($ Thousands):

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total

Interest Rates	$120	$—	$—	$—	$—	$120

Credit contracts	—	—	388	—	—	388

Equity contracts	—	—	(1,525)	—	—	(1,525)

Commodity contracts	102	—	—	—	—	102
Total	$222	$—	$(1,137)	$—	$—	$(915)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts and option contracts activity during the period ended April 30, 2024.

In the Fund, for the period ended April 30, 2024, the average market value amount of futures contracts was as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$69,757
Average Quarterly Market Value Balance Short	$-

For the period ended April 30, 2024, the average market value amount of Total Return swap contracts held by the Fund were as follows ($ Thousands):

Average Quarterly Market Value Balance Long	$17,898
Average Quarterly Market Value Balance Short	$(16,941)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of April 30, 2024:

Counterparty	Gross Assets- Recognized in the Consolidated Statement of Assets and Liabilities	Gross Liabilities- Recognized in the Consolidated Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received) †	Net Amount

	Swap Contracts	Swap Contracts

Goldman Sachs	$63	$803	$(740)	$740	$-

Total	$63	$803	$(740)	$740	$-

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2024, the Fund paid $185,919, for these services.

The Trust has adopted a Distribution Plan with respect to Class A and Class C Shares (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares and up to 1.00% of the average daily net assets of the C Shares as compensation for distribution and shareholder services. For the period ended April 30, 2024, the Fund incurred the following for these services ($ Thousands):

Distribution Fees

Class I	$-

Class A	2

Class C	28

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of the Fund:

Advisory Fee Rate
0.95%

The Fund has no contractual expense limitation.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2024, were as follows ($ Thousands):

Purchases

U.S. Government	$–

Other	389,883

Sales

U.S. Government	$–

Other	495,745

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences are primarily related to swaps, partnerships, REIT, paydowns, foreign currency and passive foreign investment companies.

Accordingly, as of October 31, 2023, the following reclassifications (primarily attributable to partnership investments) were made to/from the following accounts ($ Thousands):

Distributable Earnings	Paid-in Capital
$ 3	$ (3)

These reclassifications had no impact on net assets or Net Asset Value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows ($ Thousands):

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

2023	$17,332	$ —	$584	$17,916

2022	36,995	18,323	—	55,318

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows ($ Thousands):

Capital Loss Carryforwards	(218,216)

Other Temporary Differences	(1)

Unrealized Appreciation (Depreciation)	(9,395)

Total Distributable Earnings (Accumulated Losses)	$(227,612)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The losses carried forward retain their original character as either long-term or short-term losses. During the year ending October 31, 2023, the Fund utilized $1,403 of prior year capital loss carryforwards to offset capital gains.

The Fund has capital losses carried forward as follows ($ Thousands):

Short-Term Loss	Long-Term Loss	Total
$ 218,216	$ –	$ 218,216

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales and investments in partnerships, investments in Passive Foreign Investment Companies and investments in derivatives.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2024, were as follows ($ Thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 365,920	$ 33,060	$ (4,128)	$ 28,932

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Growth Style Risk — A growth investment style may increase the risks of investing in the Fund. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Value Style Risk — A value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Small and Medium Capitalization Company Risk — The small and medium capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small and medium capitalization companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Portfolio Turnover Risk — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may result in an increase in the amount of distributions from the Fund taxed as ordinary income, which may limit the tax efficiency of the Fund.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Initial Public Offerings Risks — The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. The price of IPO shares may be volatile and may decline shortly after the IPO. IPOs may not be consistently available to the Fund for investing, and IPO shares may underperform relative to the shares of

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

more established companies. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to portfolio turnover risk, which is discussed elsewhere in this section. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Fixed Income Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. government securities, will fall due to rising interest rates.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

High Yield Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

proceeding relating to a company in the Fund’s portfolio, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

American Depositary Receipt Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Exchange Traded Funds Risk — When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Further, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. An ETF also may trade at a premium or discount to its NAV, and the difference between an ETF’s trading price and its NAV may be magnified during market disruptions.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Inflation Protected Securities Risk — Inflation protected securities are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury or foreign governments and U.S. and

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

foreign corporations. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade (junk bonds), meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Contingent convertible bonds are typically issued by non-U.S. banks and may be convertible into equity or may be written down if pre-determined triggering events occur, such as a decline in capital thresholds below a specified level occurs. Contingent convertible bonds typically are subordinated to other debt instruments of the issuer and generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Contingent convertible bonds are a new form of instrument, and the market and regulatory environment for contingent convertible bonds is evolving. Therefore, it is uncertain how the overall market for contingent convertible bonds would react to a triggering event or coupon suspension applicable to one issuer. The Fund may lose money on its investment in a contingent convertible bond when holders of the issuer’s equity securities do not.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options, structured notes and swaps is subject to correlation risk, leverage risk, liquidity risk and market risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk,

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

liquidity risk and market risk are described elsewhere in this section. The Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described elsewhere in this section. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Short Exposure Risk — The Fund may enter into a derivatives transaction to obtain short investment exposure to the reference asset. If the value of the reference asset on which the Fund has obtained a short investment exposure increases, the Fund will incur a loss. This potential loss is theoretically unlimited. Gaining short investment exposure through derivatives also subjects the Fund to credit risk, derivatives risk and leverage risk, which are discussed elsewhere in this section.

Precious Metals-Based Companies Risk — Investments by the Fund in precious metals-based companies, and in asset-based securities indexed to the value of such metals, may expose the Fund to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the precious metals are located, elevating the risk of loss. Such securities may be purchased when they are believed by the Adviser to be attractively priced in relation to the value of a company’s precious metals-based assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. During periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metals-based companies, which may, in turn, adversely affect the financial condition of such companies. Investments in companies in natural resources industries such as the precious metals industries can be significantly affected by (often rapid) changes in the supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed elsewhere in this section. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Leverage Risk — The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Bank Loans Risk — The Fund may invest in loans through assignments or participations. When investing through an assignment, the Fund becomes a lender under the relevant credit agreement and assumes the credit risk of the borrower directly. When investing through a participation, the Fund assumes the credit risk of both the borrower, which must make interest payments to the participation interest seller, and the participation interest seller (typically the lender), which must pass such payments or portions of such payments to the Fund. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit-Linked Notes Risk — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described elsewhere in this section, and may be illiquid.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Commodity-Related Investments Risk — Exposure to the commodities markets through Commodity-Related Investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

To the extent the Fund invests in such instruments directly, it will seek to restrict its income from Commodity-Related Investments that do not generate qualifying income, such as certain commodity-related derivative instruments, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) as described in more detail in the SAI. The tax treatment of certain Commodity- Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund intends to hold certain Commodity-Related Investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund has received an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from its Subsidiary, its “Subpart F” (as defined in Section 951 of the Code) income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income”. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and again at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

11. Concentration of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholder	% Ownership

FS Chiron Capital Allocation Fund

Class I	4	56%

Class A	5	84%

Class C	2	60%

12. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $ 1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

DISCLOSURE OF FUND EXPENSES -- concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return

Class I Shares	$1,000.00	$1,106.20	1.18%	$6.18

Class A Shares	1,000.00	1,104.70	1.42	7.43

Class C Shares	1,000.00	1,101.10	2.18	11.39

Hypothetical 5% Return

Class I Shares	$1,000.00	$1,019.00	1.18%	$5.92

Class A Shares	1,000.00	1,017.80	1.42	7.12

Class C Shares	1,000.00	1,014.02	2.18	10.92

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON

CAPITAL ALLOCATION FUND

APRIL 30, 2024 (Unaudited)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders.

•	no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

FS Chiron Capital Allocation Fund

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

10 East 53rd Street, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Fund described.

CHI-SA-001-0900

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR §270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024